As filed with the Securities and Exchange Commission on November 13, 2007 Securities Act File No. 2-10685 Investment Company Act File No. 811-214

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               ☒

Pre-Effective Amendment No.               ☐

Post-Effective Amendment No. 119               ☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             ☒
Amendment No.                                 ☒
(Check Appropriate Box or Boxes)

SENTINEL GROUP FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

National Life Drive
Montpelier, Vermont 05604
(Address of Principal Executive Offices) (Zip Code)
(802) 229-7410
(Registrant’s Telephone Number, including Area Code)

Kerry A. Jung, Esq.	Copy to:
c/o Sentinel Asset Management, Inc.	John A. MacKinnon, Esq.
National Life Drive	Sidley Austin LLP
Montpelier, Vermont 05604	787 Seventh Avenue
New York, New York 10019
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☐ on _____ pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on _____ pursuant to paragraph (a)(1)

☒ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Common Stock, par value $.01 per share.

Part C

Other Information

Item 23. Exhibits

(a)(1) Articles of Amendment and Restatement effective January 24, 2006 (8)
(a)(2) Articles of Correction effective March 15, 2006 (7)

(a)(3) Articles Supplementary (increasing HY Bond Fund Class A shares and deleting Tax-Free Income Class B shares) effective March 15, 2006 (7)

(a)(4) Articles Supplementary (adding Growth Leaders Fund) effective March 15, 2006 (7)
(a)(5) Articles Supplementary (adding Capital Growth Fund) effective March 15, 2006 (7)
(a)(6) Certificate of Correction effective May 24, 2006 (9)
(a)(7) Articles Supplementary (adding Class C shares - Government Securities and Short Maturity Government Fund) (9)
(a)(8) Article Supplementary (eliminating the New York Tax-Free and Tax-Free Income Funds) effective March 30, 2007 (11)

(a)(9) Articles Supplementary (adding Class I shares to Common Stock and Government Securities Funds) effective March 30, 2007 (12)

(a)(10) Articles Supplementary (adding the Georgia Municipal Bond Fund) effective March 30, 2007 (12)

(a)(11) Articles Supplementary (adding the Mid Cap Value Fund) effective March 30, 2007 (12)

(a)(13) Articles Supplementary (adding Class I shares to Balanced, Capital Growth, Growth Leaders, International Equity and Mid Cap Growth Funds) (15)

(a)(14) Articles Supplementary (adding Small/Mid Cap Fund) (15)

(a)(15) Certificate of Correction effective July 23, 2007(I shares) (15)

(a)(16) Certificate of Correction effective July 23, 2007 (Small/Mid Cap Fund) (15)

(a)(17) Articles Supplementary (adding Sentinel Responsible Investing (SRI) Core Opportunities & Sentinel Responsible Investing (SRI) Emerging Companies) (16)

(b)(1) Amended and Restated By-Laws of the Registrant (8)
(c)(1) Form of Share Certificate (5)
(c)(2) New Form of Share Certificate (5)

(d)(1) Amended and Restated Investment Advisory agreement between Registrant and Sentinel Asset Management, Inc. dated as of August 15, 2007 (15)

(d)(2) Amended and Restated Investment Advisory Agreement between the Registrant and Sentinel Advisors Company dated as of August 15, 2007 (High Yield Bond Fund) (15)

(d)(3) Amended and Restated Investment Advisory Agreement between Registrant and Sentinel Asset Management, Inc. dated as of August 15, 2007 (Conservative Allocation Fund) (15)

(d)(4) Investment Sub-Advisory Agreement between Sentinel Asset Management, Inc. and GLOBALT, Inc. dated as of May 4, 2007 (13)

(d)(5) Investment Sub-Advisory Agreement between Sentinel Asset Management, Inc. and Steinberg Asset Management, LLC dated as of May 4, 2007 (13)

(e)(1) Distribution Agreement between the Registrant and Sentinel Financial Services Company (“SFSC”), dated as of March 1, 1993 (2)

(e)(2) Form of Dealer Agreement as supplemented through May 4, 2007 (14)
(f)(1) Registrant has provided health care and insurance benefits to certain retirees
(f)(2) National Life Insurance Company 401(k) Plan (Chief Compliance Officer) (12)
(f)(3) National Life Insurance Company Pension Plan (Chief Compliance Officer) (12)
(f)(4) National Life Insurance Company Supplemental Pension Plan (Chief Compliance Officer) (12)

(g)(1) Custody Agreement between Registrant, Sentinel Variable Products Trust and State Street Bank and Trust Company effective October 1, 2000 (3)

(g)(2) Amendment to Custody Agreement between Registrant, Sentinel Variable Products Trust and State Street Bank and Trust Company effective March 2004 (12)

(h)(1) Administration Agreement between Registrant and Sentinel Administrative Services, Inc. dated June 7, 2007 (14)

(h)(2) Transfer and Dividend Disbursing Agent Agreement between Registrant and Sentinel Administrative Services, Inc. dated June 7, 2007 (14)

(h)(4) Fee Agreement (Common Stock Fund) (10)

(h)(5) Fee Agreement (Capital Growth and Growth Leaders Funds) (6)

(h)(6) Form of Fee Agreement (Sentinel Responsible Investing (SRI) Core Opportunities Fund and (Sentinel Responsible Investing (SRI) Emerging Companies Fund (16)

(i) Opinion and Consent of Counsel with respect to Sentinel Responsible Investing (SRI) Core Opportunities Fund and Sentinel Responsible Investing (SRI) Emerging Companies Fund*

(j) Consent of the independent registered public accounting firm (16)

(k) Not applicable.
(l) None.
(m)(1)	Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (12)

(m)(2) Sentinel Short Maturity Government Fund Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (14)

(m)(3)	Class B Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (12)
(m)(4)	Class C Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (12)
(m)(5)	Class D Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (12)
(m)(6)	Class S Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (12)

(n) Amended plan pursuant to Rule 18f-3 under the 1940 Act (16)

(o) Reserved.
(p)(1)	Code of Ethics of the Registrant, as amended through December 8, 2005 (4)
(p)(2)	Code of Ethics of Advisor, as amended through January 31, 2005 (4)
(p)(3)	Code of Ethics of Distributor as amended through December 19, 2005 (4)

(p)(4) Code of Ethics of Subadvisor (GLOBALT) (15)

(p)(5) Code of Ethics of Subadvisor (Steinberg Asset Management) (15)

(p)(4)	Senior Officer Code of Ethics, as amended through August 15, 2003 (7)
(q) Power of Attorney	(14)

(1) Incorporated by reference to the Post-Effective Amendment No 77 to the Registration Statement filed on Form N-1A on March 28, 1997

(2) Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement filed on Form N-1A on March 30, 2000.

(3) Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement filed on Form N-1A on September 29, 2005.

(4) Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement filed on Form N-1A on December 19, 2005.

(5) Incorporated by reference to Post Effective Amendment No. 106 to the Registration Statement filed on Form N-1A on December 23, 2005.

(6) Incorporated by reference to Post Effective Amendment No. 1 to the Form N-14 filed on Form N-1A on January 23, 2006.

(7) Incorporated by reference to Post Effective Amendment No. 107 to the Registration Statement filed on Form N-1A on March 17, 2006.

(8) Incorporated by reference to Post Effective Amendment no. 109 to the Registration Statement filed Form N-1A on March 30, 2006.

(9) Incorporated by reference to Post Effective Amendment No. 110 to the Registration Statement filed Form N-1A on June 1, 2006.

(10) Incorporated by reference to Post Effective Amendment No. 111 to the Registration Statement filed on Form N-1A on December 15, 2006.

(11) Incorporated by reference to the Registration Statement filed on Form N-14 on December 18, 2006.

(12) Incorporated by reference to Post Effective Amendment No. 112 to the Registration Statement filed on Form N-1A on March 30, 2007.

(13)Incorporated by reference to Post Effective Amendment No. 114 to the Registration Statement filed on Form N-1A May 4, 2007

(14) Incorporated by reference to the Post Effective Amendment No. 115 to the Registration Statement filed on Form N-1A on June 28, 2007

(15) Incorporated by reference to the Post Effective Amendment No. 117 to the Registration Statement filed on Form N-1A on August 27, 2007

(16) Incorporated by reference to the Post Effective Amendment No. 118 to the Registration Statement filed on Form N-1A on November 13, 2007

* To be filed by Post Effective Amendment

Item 24. Persons Controlled by or under Common Control With The Registrant

None.

Item 25. Indemnification

See the Articles of Amendment and Restatement of the Registrant, incorporated by reference to Exhibit (a) to this Registration Statement.

See the Amended and Restated Bylaws incorporated by reference to Exhibit (b) to this Registration Statement.

The investment advisory agreements incorporated by reference to Exhibit (d) to this Registration Statement provide that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are named insureds.

The Registrant also has agreed pursuant to indemnification agreements (each an “Indemnification Agreement”) to indemnify, and advance expenses to, each “Disinterested Director” (as defined in each Indemnification Agreement), if he or she is or is threatened to be made a party to a Proceeding (as defined in each Indemnification Agreement). In accordance with the terms of each Indemnification Agreement, the Registrant shall indemnify any applicable Disinterested Directors for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the applicable director or on his or her behalf in connection with a Proceeding, to the maximum extent permitted by Maryland law and to the extent not expressly prohibited by applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act, and regulations or rules issued with respect thereto by the U.S. Securities Exchange Commission), in effect as of the date of the applicable Indemnification Agreement or at the time of the request for indemnification, whichever affords greater rights of indemnification to the indemnitee, including any additional indemnification permitted by Section 2-418(g) of the Maryland General Corporation Law. The Registrant also shall indemnify a Disinterested Director for and against all expenses actually and reasonably incurred by such Disinterested Director or on his or her behalf in connection with any Proceeding to which the indemnitee is or is threatened to be made a witness but not a party, within fifteen (15) days after receipt by the Registrant of each statement of expenses from the indemnitee. Under the Indemnification Agreement, the Registrant shall not be liable for indemnification in connection with: (i) any monetary settlement by or judgment against a Disinterested Director for insider trading or disgorgement of profits by such Disinterested Director pursuant to Section 16(b) of the Securities Exchange Act of 1934; or (ii) any liability to the Registrant or its shareholders with respect to a Proceeding (other than a Proceeding under Section 7(a) of the Indemnification Agreement), to which such Disinterested Director otherwise would be subject by reason of such Disinterested Director having engaged in certain Disabling Conduct (as defined in the Indemnification Agreement).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

Information on each investment advisor is incorporated by reference to the Prospectus and Statement of Additional Information included in this Registration Statement.

Item 27. Principal Underwriters

(a) Not applicable.

(b) As to each officer of SFSC:

Name and Principal

Business Address*	Positions and Offices with SFSC	Positions and Offices with Registrant

Christian W. Thwaites	Chief Executive Officer	President and Chief Executive Officer
Clara Sierra	Executive Vice President, Director of Dealer Relations	None
James Cronin	President	None

Bruce Hoffmann	Senior Vice President	None
Michael D. Dellipriscoli	Senior Vice President & Chief Financial Officer	None
Stephen Greenhut	Senior Vice President, Director of Investment Strategy	None
Robert E. Cotton	Treasurer	None
Peter F. Hebert	Vice President – Retirement Services	None
Philip G. Partridge, Jr.	Vice President – Finance	None
Gregory D. Teese	Vice President - Compliance & Chief Compliance Officer	None
Todd M. Wallace	Vice President – National Sales Desk	None
Lee Madden	Assistant Vice President – Investment Strategy Group	None
Ian A. McKenny	Counsel	None
James K. McQueston	Secretary	None
Kathy M. Trussell	Assistant Secretary	None
Alfred J. Warburton	Tax Officer	None

The principal business address of all such persons is One National Life Drive, Montpelier, Vermont 05604.

(c) Not applicable.

Item 28. Location of Accounts and Records

The following maintain physical possession of each account book or other documents required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder.

(a)	Sentinel Administrative Services, Inc.

One National Life Drive

Montpelier, Vermont 05604

Rule 31a-1(a)

Rule 31a-1(b)(1)(2)(3)(4)(5)(6)(7)(8)

Rule 31a-2(a)(b)(c)(f)

(b) Sentinel Asset Management, Inc.

One National Life Drive

Montpelier, Vermont 05604

Rule 31a-1(a)(9)(10), (11)

Rule 31a-1(d)

Rule 31a-2(a)(c)(f)

(c) Sentinel Financial Services Company

One National Life Drive

Montpelier, Vermont 05604

Rule 31a-1(d)

Rule 31a-2(c)

(d) National Life Insurance Company

National Life Drive-Records Center

Montpelier, VT 05604

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Pursuant to the requirements of Form N-1A, the undersigned Registrant undertakes to file, by post-effective amendment to the Registration Statement, an opinion of counsel supporting regarding the legality of the securities being registered, stating whether the securities will, when sold, be legally issued, fully paid, and nonassessable within a reasonable time after receipt of such opinion and prior to the public offering of the securities discussed in this post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montpelier and State of Vermont, as of the 13th day of November, 2007.

SENTINEL GROUP FUNDS, INC. (Registrant)

By: /s/ Christian W. Thwaites

Christian W. Thwaites

President & Chief Executive Officer

Signature	Title	Date

  /s/ Christian W. Thwaites

Christian W. Thwaites	Director, President & Chief Executive Officer	November 13, 2007
(Principal Executive Officer)

   /s/ Thomas P. Malone

Thomas P. Malone	Vice President and Treasurer	November 13, 2007
(Principal Financial and Accounting Officer)

   /s/ Thomas H. MacLeay

Thomas H. MacLeay	Chair (Director)	November 13, 2007

________________________
John D. Feerick*	Director	November 13, 2007

________________________
Keniston P. Merrill*	Director	November 13, 2007

________________________
Deborah G. Miller*	Director	November 13, 2007

________________________
John Raisian*	Director	November 13, 2007

________________________
Nancy L. Rose*	Director	November 13, 2007

________________________
Richard H. Showalter, Jr.*	Director	November 13, 2007

________________________
Susan M. Sterne*	Director	November 13, 2007

________________________
Angela E. Vallot*	Director	November 13, 2007

*Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A filed on June 28, 2007.

      /s/ Thomas H. MacLeay

Thomas H. MacLeay